Business Segments - Geographic Information, Based on Shipping Destination, Related to Revenue from External Customers (Detail) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Revenue from External Customer [Line Items]
Revenues	$ 2,691.6	$ 2,761.1	$ 2,691.1
United States [Member]
Revenue from External Customer [Line Items]
Revenues	1,948.9	1,990.2	1,984.8
Europe [Member]
Revenue from External Customer [Line Items]
Revenues	345.3	391.0	362.0
CANADA
Revenue from External Customer [Line Items]
Revenues	141.2	163.0	166.2
Other [Member]
Revenue from External Customer [Line Items]
Revenues	256.2	216.9	178.1
Foreign [Member]
Revenue from External Customer [Line Items]
Revenues	$ 742.7	$ 770.9	$ 706.3